Reportable Segments (Assets Segments)(Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets	$ 71,189	$ 64,279	$ 50,330
Investment In ETP [Member]
Assets	65,173	62,518	49,900
Investment In Sunoco LP [Member]
Assets	8,842	8,773	0
Investment in Lake Charles LNG [Member]
Assets	1,369	1,210	1,338
Corporate and Other [Member]
Assets	638	1,119	720
Adjustments and Eliminations [Member]
Assets	$ (4,833)	$ (9,341)	$ (1,628)